Note 13 - Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
13.	INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Loss before income taxes from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2015	2014	2013

Cayman Islands	$(19,183)	$(18,943)	$(22,116)
Foreign	2,728	5,070	4,015

	$(16,455)	$(13,873)	$(18,101)

Income tax expense from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2015	2014	2013

Current	$2,651	$1,106	$951
Deferred	1,989	78	41

Income tax expense	$4,640	$1,184	$992

Income tax expenses from discontinued operations were all $0 for the years ended December 31, 2015, 2014, and 2013, respectively.

The Company and its subsidiaries file separate income tax returns. The applicable statutory income tax rate in the Cayman Islands was zero for the Company for the years being reported. The reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate is as follows:

(In Thousands)

	Years Ended December 31
	2015	2014	2013

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	675	989	808
Changes in deferred income tax assets	1,976	(72)	(474)
Adjustments to prior years’ taxes	20	23	20
Changes in valuation allowances for deferred income tax assets	13	150	515
Withholding taxes on repatriation of subsidiary profits	1,757	-	-
Other	199	94	123

	$4,640	$1,184	$992

The deferred income tax assets and liabilities as of December 31, 2015 and 2014 consisted of the following:

(In Thousands)

	December 31
	2015	2014
Deferred income tax assets
Research and development credits	$5,933	$5,858
Net operating loss carryforwards	195	101
Depreciation and amortization	277	293
Accrued vacation and other expenses	56	98
	6,461	6,350
Valuation allowance	(6,232)	(6,219)

Total net deferred income tax assets	$229	$131

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$2,188	$-
Unrealized foreign exchanges	18	109
Unrealized capital allowance	-	10

	$2,206	$119

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance increased by $13,000, $150,000, and $515,000 for the years ended December 31, 2015, 2014, and 2013, respectively. The changes in the valuation allowance in 2015, 2014, and 2013 were primary due to the fluctuations in R&D credits from O2Micro Inc. that could not be utilized.

As of December 31, 2015, O2Micro, Inc. had U.S. federal and state research and development credit carryforwards of approximately $5,304,000 and $6,721,000, respectively. The US federal research and development credit will expire from 2022 through 2034 if not utilized, while the state research and development credit will never expire. Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

To better position itself for the future growth phase, the Company considered the repatriation of the earnings from subsidiaries in Taiwan and China in the second and fourth quarter of 2015. As a result, a deferred tax liability and a withholding tax expenses for the unremitted earnings in Taiwanese and Chinese subsidiaries have been recorded for $2,188,000 as of December 31, 2015.

The Company files income tax returns in various foreign jurisdictions. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2010 because of the statute of limitations.